Intangible Assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Period of evaluation	5 years
Provision for decarbonization credit	R$ 741,982	R$ 272,969
Software [member]
Disclosure of detailed information about intangible assets [line items]
Software in progress	R$ 11,200	R$ 18,673	R$ 27,672
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Nominal discount rate	10.10%
Real growth rate	0.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Nominal discount rate	11.10%
Real growth rate	0.50%